LEASES - Right-of-use lease asset by type (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	$ 16,377,701	$ 11,601,752
US$
Disclosure of quantitative information about right-of-use assets
Incremental borrowing rate (as a percent)	4.48%
Reais
Disclosure of quantitative information about right-of-use assets
Incremental borrowing rate (as a percent)	18.55%
Gross carrying amount
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	$ 30,142,835	20,979,597	$ 21,163,192
Gross carrying amount | Machinery and equipment
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	3,655,741	3,655,741
Gross carrying amount | Vehicles
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	1,214,933	1,272,071
Gross carrying amount | Equipment and computer software
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	1,347,568	1,130,541
Gross carrying amount | Land and buildings
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	$ 23,924,593	$ 14,921,244